Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of prepaid expenses and other current assets [Abstract]
Government authorities	[1]	$ 13	$ 13
Prepaid expenses		66	82
Other			7
Total		$ 79	$ 102

[1]	The government authorities and others are monetary items, which are denominated or linked is NIS.